Note 22 - Financial Information of Colony Bankcorp, Inc. (Parent Only) - Statements of Cash Flows, Parent Company (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 05, 2018	Jun. 30, 2018	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income			$ 10,211,000	$ 10,211,000	$ 11,917,000
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expense				34,000	14,000
Net cash provided by operating activities				3,933,000	14,917,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of premises and equipment				(3,485,000)	(2,763,000)
Net cash and cash equivalents paid in acquisition				(467,000)	(10,043,000)
Net cash (used in) provided by investing activities				6,746,000	(9,319,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid for common stock				(2,692,000)	(1,688,000)
Repurchase of warrants	$ (3,175,000)	$ (3,200,000)			(3,175,000)
Net cash (used in) provided by financing activities				33,257,000	(3,255,000)
Net increase (decrease) in cash and cash equivalents				43,936,000	2,343,000
Cash and cash equivalents at beginning of period			60,156,000	60,156,000	57,813,000
Cash and cash equivalents at end of period				104,092,000	60,156,000
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income				10,211,000	11,917,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization				81,000	85,000
Share-based compensation expense				34,000	14,000
Equity in undistributed earnings of subsidiaries				(5,972,000)	(5,206,000)
Change in interest payable				21,000	3,000
Other				1,065,000	(240,000)
Net cash provided by operating activities				5,440,000	6,573,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of premises and equipment				(54,000)	(183,000)
Net cash and cash equivalents paid in acquisition				(16,145,000)
Net cash (used in) provided by investing activities				(16,199,000)	(183,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in other borrowed money				14,563,000	(1,500,000)
Dividends paid for common stock				(2,692,000)	(1,688,000)
Repurchase of warrants					(3,175,000)
Net cash (used in) provided by financing activities				11,871,000	(6,363,000)
Net increase (decrease) in cash and cash equivalents				1,112,000	27,000
Cash and cash equivalents at beginning of period			$ 937,000	937,000	910,000
Cash and cash equivalents at end of period				$ 2,049,000	$ 937,000